Shareholder's equity - Ordinary shares issued (Details)	12 Months Ended
	Jun. 30, 2025 Vote / shares shares	Jun. 30, 2024 shares
Shareholder's equity
Number of shares issued	137,261,608	85,265,962
Vote per share | Vote / shares	1
Employee stock purchase plan (ESPP)
Shareholder's equity
Number of shares issued	41,882	29,641
Basic shares (post-split)
Shareholder's equity
Number of shares issued	70,190,687	70,190,687
IPO shares (post-split)
Shareholder's equity
Number of shares issued	14,233,823	14,233,823
Shares issued as consideration for the YNAP Acquisition
Shareholder's equity
Number of shares issued	49,741,342
Supervisory Board Award (Restricted Shares)
Shareholder's equity
Number of shares issued	124,388	57,124
Long-Term Incentive Plan (Restricted Share Units and Options)
Shareholder's equity
Number of shares issued	624,449	92,931
Sign-On Award (Restricted Shares Units)
Shareholder's equity
Number of shares issued	6,269	6,269
Restoration Award (Phantom Shares) - Converted
Shareholder's equity
Number of shares issued	847,525	398,328
Alignment Award (Options) - Exercised
Shareholder's equity
Number of shares issued	1,451,243	257,159